Annual Total Returns[BarChart] - PIMCO Short-Term Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.35%	3.44%	0.84%	0.97%	1.37%	2.57%	2.43%	1.51%	2.72%	2.74%